Document and Entity Information	Aug. 11, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001834494
Document Type	8-K
Document Period End Date	Aug. 11, 2025
Entity Registrant Name	MeridianLink, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40680
Entity Tax Identification Number	82-4844620
Entity Address, Address Line One	1 Venture
Entity Address, Address Line Two	Suite 235
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(714)
Local Phone Number	708-6950
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	MLNK
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false